Financial instruments - Fair value of financial assets and liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 15,550,358	$ 13,313,568	$ 12,621,746
Financial liabilities	8,286,198	$ 6,523,338	5,737,643
At fair value | FVTE
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,781,141		276,458
At fair value | Derivative financial instruments designated as hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	57,205		101,684
Financial assets	172,555		214,774
Financial liabilities	64,950		23,224
At fair value | Cash and cash equivalents | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,707,985		213,831
At fair value | Deferred compensation plan assets | FVTE | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	73,156		62,627
At fair value | Short-term investments included in current financial assets | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,473		9,889
At fair value | Long-term bonds included in funds held for clients | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	148,470		180,289
At fair value | Long-term investments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	22,612		24,596
Cross-currency swaps | At fair value | Derivative financial instruments designated as hedging instruments | Current derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,320		2,982
Cross-currency swaps | At fair value | Derivative financial instruments designated as hedging instruments | Long-term derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	52,275		16,560
Cross-currency swaps | At fair value | Current derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0		4,243
Cross-currency swaps | At fair value | Long-term derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25,362		45,193
Foreign currency forward contracts | At fair value | Derivative financial instruments designated as hedging instruments | Current derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,008		1,920
Foreign currency forward contracts | At fair value | Derivative financial instruments designated as hedging instruments | Long-term derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4,347		1,762
Foreign currency forward contracts | At fair value | Current derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,027		25,799
Foreign currency forward contracts | At fair value | Long-term derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,636		25,069
Interest rate swaps | At fair value | Long-term derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 6,180		$ 1,380